Summary of Accounting Policies (Details Narrative)	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property plant and equipment useful lives		3 years
Office lease [Member]
Property, Plant and Equipment [Line Items]
Operating lease interest rate	10.00%	10.00%
Lessee operating lease discount rate	2.50%	2.50%
Software Lease [Member]
Property, Plant and Equipment [Line Items]
Operating lease interest rate	10.00%	10.00%
Lessee operating lease discount rate	2.50%	2.50%
Equipment Lease [Member]
Property, Plant and Equipment [Line Items]
Operating lease interest rate	10.00%	10.00%
Lessee operating lease discount rate	2.50%	2.50%
Service Equipment Lease [Member]
Property, Plant and Equipment [Line Items]
Operating lease interest rate	10.00%	10.00%
Lessee operating lease discount rate	2.50%	2.50%